Matthews Asian Growth and Income Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 88.6%
	Shares	Value
China/Hong Kong: 35.1%
Tencent Holdings, Ltd.	402,500	$15,677,353
AIA Group, Ltd.	1,818,000	12,228,911
HKT Trust & HKT, Ltd.	5,713,000	6,665,861
Midea Group Co., Ltd. A Shares	727,730	6,474,568
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	1,668,275	6,392,639
Wuliangye Yibin Co., Ltd. A Shares	291,274	6,147,135
NARI Technology Co., Ltd. A Shares	1,772,690	5,889,035
Jiangsu Expressway Co., Ltd. H Shares	5,616,000	5,748,419
ENN Natural Gas Co., Ltd. A Shares	2,029,777	5,356,790
BOC Hong Kong Holdings, Ltd.	1,985,500	5,323,700
Yum China Holdings, Inc.	131,481	5,231,629
JD.com, Inc. Class A	376,352	5,162,377
NetEase, Inc. ADR	49,860	5,159,014
Link REIT	1,112,540	4,791,056
Techtronic Industries Co., Ltd.	257,500	3,498,875
Zhongsheng Group Holdings, Ltd.	1,841,000	3,197,763
Qingdao Haier Biomedical Co., Ltd. A Shares	746,692	2,911,444
Guangdong Investment, Ltd.	3,202,000	1,371,704
Total China/Hong Kong		107,228,273

India: 13.8%
HDFC Bank, Ltd.	722,477	12,598,281
Tata Consultancy Services, Ltd.	175,222	8,177,953
Computer Age Management Services, Ltd.	173,357	6,083,607
Embassy Office Parks REIT	1,368,465	6,064,546
Hindustan Unilever, Ltd.	171,177	4,657,435
Crompton Greaves Consumer Electricals, Ltd.	1,441,034	4,635,923
Total India		42,217,745

Taiwan: 13.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,221,187	29,255,017
Advantech Co., Ltd.	540,078	6,871,047
Chailease Holding Co., Ltd.	1,087,703	5,828,418
Total Taiwan		41,954,482

South Korea: 9.6%
Samsung Electronics Co., Ltd.	185,632	11,156,022
Macquarie Korea Infrastructure Fund	806,802	7,681,313
LEENO Industrial, Inc.	27,461	5,273,357
SK Telecom Co., Ltd.	129,700	5,135,520
Total South Korea		29,246,212

Singapore: 5.8%
Singapore Technologies Engineering, Ltd.	2,229,425	6,637,661
United Overseas Bank, Ltd.	263,800	5,735,022
CapitaLand Ascendas REIT	2,616,884	5,367,956
Total Singapore		17,740,639

France: 3.2%
Pernod Ricard SA	31,736	5,137,556
LVMH Moet Hennessy Louis Vuitton SE	5,186	4,666,346
Total France		9,803,902

	Shares	Value

Philippines: 2.3%
Bank of the Philippine Islands	3,297,776	$6,928,175
Total Philippines		6,928,175

Indonesia: 2.1%
PT Bank Rakyat Indonesia Persero Tbk	16,532,172	6,321,489
Total Indonesia		6,321,489

United States: 1.6%
Broadcom, Inc.	3,690	4,890,763
Total United States		4,890,763

Thailand: 1.3%
Digital Telecommunications Infrastructure Fund F Shares	19,166,000	3,965,832
Total Thailand		3,965,832

TOTAL COMMON EQUITIES		270,297,512
(Cost $275,130,925)

CONVERTIBLE CORPORATE BONDS: 9.7%
	Face Amount*	Value
China/Hong Kong: 3.7%
Pharmaron Beijing Co., Ltd., Cnv.
0.000%, 06/18/26[b]	6,500,000	6,370,000
ZTO Express Cayman, Inc., Cnv.
1.500%, 09/01/27	5,194,000	5,025,195
Total China/Hong Kong		11,395,195

Taiwan: 2.1%
Bizlink Holding, Inc., Cnv.
0.000%, 01/12/27[b]	4,200,000	4,167,591
Bizlink Holding, Inc., Cnv.
0.000%, 01/30/28[b]	2,000,000	2,095,364
Total Taiwan		6,262,955

Singapore: 2.0%
Straits Trading Co., Ltd., Cnv.
3.250%, 02/13/28[b]	SGD 9,000,000	6,205,517
Total Singapore		6,205,517
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Matthews Asian Growth and Income Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
CONVERTIBLE CORPORATE BONDS (continued)
	Face Amount*	Value

New Zealand: 1.9%
Xero Investments, Ltd., Cnv.
0.000%, 12/02/25[b]	6,184,000	$5,842,642
Total New Zealand		5,842,642

TOTAL CONVERTIBLE CORPORATE BONDS		29,706,309
(Cost $29,657,506)

Total Investments: 98.3%		300,003,821
(Cost $304,788,431)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.7%		5,150,625
Net Assets: 100.0%		$305,154,446

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
*	All Values in USD unless otherwise specified.

ADR	American Depositary Receipt
Cnv.	Convertible
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2    MATTHEWS ASIA FUNDS